Simplify Tara India Opportunities ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Common Stocks – 93.9%
Communication Services – 9.1%
Bharti Airtel Ltd. ........................................................... 35,472 $ 723,631
Info Edge India Ltd. ........................................................ 4,256 411,409
1,135,040
Consumer Discretionary – 26.2%
Bajaj Auto Ltd. ............................................................ 6,338 933,740
Campus Activewear Ltd.* ................................................... 33,107 134,283
Gabriel India Ltd. .......................................................... 18,919 116,402
Tata Motors Ltd. .......................................................... 50,425 586,468
Titan Co. Ltd. ............................................................. 13,243 604,294
UNO Minda Ltd. .......................................................... 26,486 348,184
Zomato Ltd.* ............................................................. 166,046 541,524
3,264,895
Consumer Staples – 19.9%
Avenue Supermarts Ltd., 144A*(a) ............................................ 6,858 417,063
Bikaji Foods International Ltd. ................................................ 17,027 187,274
Britannia Industries Ltd. .................................................... 7,804 590,241
ITC Ltd. ................................................................. 119,660 739,868
Marico Ltd. ............................................................... 39,256 325,754
Nestle India Ltd. .......................................................... 6,621 212,529
2,472,729
Financials – 13.1%
Central Depository Services India Ltd. ......................................... 11,351 194,657
ICICI Bank Ltd. ........................................................... 33,107 502,919
Kotak Mahindra Bank Ltd. ................................................... 18,919 418,548
Multi Commodity Exchange of India Ltd. ....................................... 7,567 511,108
1,627,232
Health Care – 6.0%
Apollo Hospitals Enterprise Ltd. .............................................. 5,203 446,976
JB Chemicals & Pharmaceuticals Ltd. ......................................... 13,243 296,304
743,280
Industrials – 10.8%
Craftsman Automation Ltd. .................................................. 7,142 551,801
Indian Railway Catering & Tourism Corp. Ltd. ................................... 28,851 319,680
Titagarh Rail System Ltd. ................................................... 14,189 206,880
Triveni Turbine Ltd. ........................................................ 33,107 270,581
1,348,942
Information Technology – 8.8%
Infosys Ltd. .............................................................. 10,405 232,880
LTIMindtree Ltd., 144A(a) ................................................... 4,966 370,035
PG Electroplast Ltd. ....................................................... 64,796 497,252
1,100,167
Total Common Stocks (Cost $10,195,823) .......................................... 11,692,285
Total Investments – 93.9%
(Cost $10,195,823) ............................................................ $ 11,692,285
Other Assets in Excess of Liabilities – 6.1% ........................................... 758,451
Net Assets – 100.0% ............................................................ $ 12,450,736

Simplify Tara India Opportunities ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
* Non Income Producing
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $787,098, which represents 6.3% of net assets as of September 30, 2024.
Summary of Investment Type††
Investment Categories
% of Net
Assets
Common Stocks ................................................................................. 93.9%
Total Investments ................................................................................ 93.9%
Other Assets in Excess of Liabilities .................................................................. 6.1%
Net Assets ..................................................................................... 100.0%